Capital Management and Dividends	12 Months Ended
Mar. 31, 2015
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Capital Management and Dividends

17.  Capital Management and Dividends

The following table summarizes the dividends declared or paid during the fiscal years 2013, 2014 and 2015:

(Millions of US dollars)	US Cents/Security	US$ Total Amount	Announcement Date	Record Date	Payment Date
FY 2015 first half dividend	0.08	34.2	19 November 2014	23 December 2014	27 February 2015

FY 2014 special dividend	0.20	89.0	22 May 2014	12 June 2014	8 August 2014

FY 2014 second half dividend	0.32	142.3	22 May 2014	12 June 2014	8 August 2014

125 year anniversary special dividend	0.28	124.6	28 February 2014	21 March 2014	30 May 2014

FY 2014 first half dividend	0.08	35.5	14 November 2013	19 December 2013	28 March 2014

FY 2013 special dividend	0.24	106.1	23 May 2013	28 June 2013	26 July 2013

FY 2013 second half dividend	0.13	57.5	23 May 2013	28 June 2013	26 July 2013

During fiscal year 2014, the Company announced a share buyback program to acquire up to 5% of its issued capital in the twelve months through May 2014. Under this program, the Company repurchased and cancelled 715,000 shares of its common stock during the first quarter of the current fiscal year. The aggregate costs of the shares repurchased and cancelled was A$9.8 million (US$9.1 million), at an average market price of A$13.69 (US$12.73). Upon the expiration of the fiscal year 2014 program, the Company announced a new share buyback program (the “fiscal year 2015 program”) to acquire up to 5% of its issued capital. No shares have been repurchased or cancelled under the fiscal year 2015 program during the year ended 31 March 2015.